Average Annual Total Returns{- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2030 Fund	Fidelity Managed Retirement 2030 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2030 Fund Return Before Taxes Since Inception		Fidelity Managed Retirement 2030 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2030 Fund After Taxes on Distributions Since Inception		Fidelity Managed Retirement 2030 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2030 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXRV Past 1 year	IXXRV Since Inception
Total	13.82%	15.77%	[1]	12.76%	14.58%	[1]	8.50%	11.77%	[1]	18.40%	23.23%	[1]	13.26%	14.67%	[1]

[1]	(a)From August 16, 2019